DISPOSAL OF CHAOYANG SEAMLESS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Chaoyang Seamless	Dec. 31, 2011 Chaoyang Seamless	Jan. 17, 2012 Chaoyang Seamless WSP China	Dec. 31, 2011 Chaoyang Seamless WSP China
ASSETS AND LIABILITIES HELD FOR SALE
Percentage of equity interest dispose					51.00%
Impairment on assets held for sale	$ 0	$ 0		$ 0
Carrying amounts of the major classes of assets and liabilities held for sale
Cash						18
Restricted cash						6,110
Other current assets						10,343
Property, plant and equipment, net						2,918
Land use rights						286
Goodwill						450
Other non-current assets						189
Total assets held for sale						20,314
Borrowings						14,442
Other payables and accrued liabilities						33,117
Total liabilities held for sale						47,559
Gain (loss) on disposal	$ 2,512	$ 3,268	$ 2,512